SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
Schedule of assumptions used to estimate the fair values of the share options granted

	For the year ended
	December 31, 2021	December 31, 2022
Expected volatility	48.00% – 74.00%	74.00% – 80.00%
Risk-free interest rate (per annum)	0.97% – 1.55%	1.94% – 3.83%
Expected dividend yield	0.00%	0.00%
Employee forfeiture rate (per annum)	3.80%	3.80% – 3.92%
Exercise multiples	2.50	2.50
Expected term	7.00	7.00
Fair value of underlying ordinary share (per share)	US$14.10 – 18.42	US$18.11 – 19.91
Fair value of awards on valuation date	US$5.84 – 16.90	US$12.93 – 17.11

Schedule of stock option activity

				Weighted
		Weighted	Weighted	average
	Number	average	average	remaining	Aggregate
	of	exercise	grant date	contract	intrinsic
	options	price	fair value	life	value
		RMB	RMB	Years	RMB
Outstanding at January 1, 2021	—	—	—	—	—
Granted (the 2017 Replacement and the 2020 Replacement)	5,419,677	3.87	22.83
Granted (the New Grant)	4,286,828	15.25	102.74
Forfeited	220,831	5.96
Cancelled	312,051	0.90
Exercised	—	—
Outstanding at January 1, 2022	9,173,623	9.23	56.58	6.32	1,005,546
Granted (the New Grant)	1,158,201	33.92	121.62
Forfeited	723,190	13.85
Exercised	—	—
Outstanding at December 31, 2022	9,608,634	12.51	65.93	5.46	1,141,255
Vested and expected to vest as of December 31, 2022.	5,088,920	19.66	101.08	5.88	568,013
Exercisable as of December 31, 2022	1,794,795	12.51	65.93	5.46	213,122